Investment Strategy - The Nightview Fund	May 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and under normal circumstances invests at least 80% of its net assets in securities and instruments issued by or economically tied to U.S. issuers. In addition, the Fund may invest up to 20% of its net assets in securities and instruments that trade in U.S. dollars on U.S. exchanges but are economically tied to foreign developed markets, including American Depositary Receipts (ADRs). ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. The Fund may invest in sponsored ADR arrangements wherein the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees or unsponsored ADR arrangements wherein the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holder.

In seeking to achieve its investment objective of long-term capital appreciation, with a goal of outperforming the S&P 500 Total Return Index over a rolling five-year period, the Adviser adheres to its long-held belief in long-term, fundamental value investing, and seeks to invest in companies that it believes are trading at a material discount to the Adviser’s estimate of fair value, with clear catalysts for a narrowing of that discount over the course of several years. The Adviser’s primary focus in attempting to achieve its investment objective is on identifying innovative, forward-looking businesses that can generate growth for the foreseeable future, continually reinvest in the business, and has a focus on providing a superior value proposition to their consumers.

The Adviser’s investment approach is focused on forward-looking valuation and analysis and does not practice or incorporate technical analysis in a meaningful way. This investment approach does not rely on or emphasize macro-economic forecasting, such as movements in interest rates or predictions for overall economic growth. The Adviser’s investment decisions for the Fund are based upon their analysis of individual securities and where they believe the market prices of such securities will be when looking several years out.

While the Adviser may use stock screeners as ancillary tools, their research process is driven mainly by broad and continuous learning. The Adviser is constantly seeking to learn about new technologies, business models, and innovations of any kind. From there, they seek to identify potentially attractive opportunities utilizing both a top-down and bottom-up approach.

All potential investments for the Fund are viewed in the context of a minimum 3-year investment timeframe. Given the dynamic nature of business and technology, obsolescence risk is a major component of the Adviser’s research and analysis, and a position will only be initiated or held if the Adviser believes it would be comfortable holding the position for several years. In the Adviser’s view, an ideal investment for the Fund is one that can be held for 10+ years. Consequently, for many positions the Adviser has valuation targets extending out 10+ years, as well as interim targets. These targets are reviewed at least quarterly and updated as necessary to incorporate new information. If a position reaches an interim price target, it may or may not be trimmed depending on its price target several years out and what other opportunities exist at a given time.

Initially, a top-down view of the economy as a whole is undertaken where the Adviser will look to identify sectors of the market it believes may have the highest probability of containing asset mispricing. As a matter of process, the Adviser will generally focus initial research efforts on specific industries or industry sectors which are undergoing a degree of change in business dynamics, technological dynamics, or those that may have fallen out of favor by the current market or business cycle. This forms the initial framework of the Adviser’s “top down” approach to security selection.

Once the Adviser has identified a specific industry or industry sector that it believes may fit the above criteria, they apply a rigorous and deliberate research process which may take months or up to several years to complete. The Adviser’s research process attempts to understand all the various players within a given industry with the goal of identifying which businesses are most likely to outperform. This research involves a thorough review of company financials, news articles, industry research reports, quarterly earnings calls, and any publicly available industry event transcripts among other information the Adviser believes may be pertinent, such as specific product or service testing.

In aggregate, much of the Adviser’s research centers on finding opportunities where company revenue and/or earnings growth has the potential to inflect upwards or sustain long-term growth beyond current market consensus expectations. The Adviser believes these opportunities are generally rare, and to find them requires a nuanced understanding of industry and economic dynamics. When the Adviser believes they have found an opportunity where their expectations for growth are greater than market expectations, they will continue the research and valuation process.

After accumulating knowledge of the various players and prospects within a targeted industry or industry sector, the Adviser will then engage in the bottom-up approach of its investment process. Generally speaking, many traditional valuation processes work reasonably well in a stable business environment (e.g., P/E, DCF with an attached growth rate, etc.). However, when business dynamics are undergoing rapid change, the Adviser believes the valuation process becomes significantly more complicated, and requires a more forward-looking, customized, and nuanced approach. The Adviser will look to create a custom valuation framework that will best reflect the future business prospects of a given company it is researching. An example might be some combination of a relative multiple for a set amount of years, dependent on industry characteristics, followed by a discounted cash flow “DCF” model once the period of rapid change has become more settled, or vice versa depending upon the specific opportunity.

For out-of-favor companies operating in more mature and/or stable industries that are trading at relatively depressed valuations, the Adviser process may contain more traditional valuation techniques. These valuations are anchored in the Adviser’s understanding of business dynamics and the aforementioned extensive top-down and bottom-up research process conducted as a matter of initial course.

In general, there are several business traits the Adviser is commonly attracted to, however, there are always tradeoffs and targeted companies may not have all these characteristics and each company is evaluated as a whole:

●	Superior Value Proposition: One of the first traits the Adviser seeks to identify is a customer-centric business that is relentlessly focused on improving their core customer value proposition.

●	Landgrab Mentality: The Adviser seeks to own businesses that can be geographically diverse and accessible internationally.

●	Optimized For Scale: The Adviser believes scale is imperative to many companies in the Internet era. Industry sectors are trending towards “winner take all” or “winner take most” dynamics in many instances.

●	Platform Models: The Adviser is attracted to platform models, or companies that can act as a bridge or conduit between a mass of people and products and/or services.

●	Effective Capital Allocators: The Adviser seeks out management that can generate cash flow and invest it effectively and efficiently back into the business through R&D and new product development. The goal of this cycle is to continually improve the value proposition to customers, thereby widening a company’s moat, keeping out competition, and developing new areas of potential revenue growth.

In searching for potential investments for the Fund, the Adviser considers the entire publicly traded US equity universe, focusing primarily, but not exclusively, on growth sectors. The Adviser does not target any specific issuer size or characteristics, but simply goes where its research and analysis leads. Specifically, the Adviser segments the market into different “industries” or “industry sectors” and seeks to identify areas where the Adviser believes its long time horizon and deep research and analysis process can provide a competitive advantage over the market at large. The terms “industry” and “industry sector” may describe a group of companies that focus on a shared niche or specialized market spanning multiple industries. For example, Amazon may be listed under the internet industry and consumer cyclical sectors, but when evaluating it as an investment opportunity, the Adviser views it as multiple distinct businesses. The Adviser looks at and values Amazon Web Services (AWS) separately from the e-commerce side, and therefore the company gets segmented into two distinct “industries” or “industry sectors” – cloud computing and e-commerce. Industries and industry sectors can encompass industries with new or emergent technologies and/or business models that the Adviser believes are under researched and/or misunderstood. The Adviser also considers investment issuers in industries that are out of favor for understandable reasons but have no or limited obsolescence risk and can provide attractive opportunities simply by having a longer time horizon.

The characteristics and criteria that the Adviser looks for in selecting portfolio securities for the Fund can vary depending on the issuer’s type of business and where it is in its growth cycle. Because all stocks have unique characteristics and tradeoffs, the Adviser seeks to be flexible when looking for attractive opportunities. For example, the Adviser does not screen based on market cap size or profitability/growth metrics and is open to investing in a small-cap or mega cap stock, or one with a low P/E and another that is not currently profitable. The Adviser does not have a target market cap for the Fund’s portfolio investments, but generally invests in issuers in the mid-cap to mega cap range. The Adviser’s approach is simply to go where its research leads, and all investment decisions are based upon forward-looking analysis for each company.

While not all attractive investment opportunities fit into a standard bucket, the Adviser believes that an ideal target investment for the Fund generally would have the following characteristics:

●	Can be potentially held for 10+ years, but the Adviser will not enter a position if it does not believe it can be held comfortably for at least 3 years

●	An attractive risk/reward profile based on the conviction the Adviser has in its fair value estimates and the upside potential when compared to current market prices

●	An ability to grow revenue, cash flow, and profits comfortably for years to come

●	Low risk of obsolescence

●	Forward looking, often founder-led management teams with significant “skin in the game”

●	A commitment to innovation, improvement, and providing the best value proposition to customers

●	A long, clear growth runway with optionality to expand into new or ancillary business lines

The Fund’s portfolio will typically include 15 – 25 securities, and the Fund is characterized as non-diversified for purposes of the Investment Company Act of 1940. Under normal circumstances, the Fund will be fully invested and hold no more than 5% of its assets in cash or cash equivalents.

Sector and industry allocations are determined internally by the Adviser, which also utilizes the aforementioned “industry” or “industry sector” classification that may not match typical industry and sector classifications. The overall portfolio allocation to a given industry or sector will vary dependent upon the valuation and/or opportunity that the Adviser believes to exist at any given time.

The Adviser believes that the Fund has unique advantages and differentiators from many other ETFs and mutual funds. It is a “best ideas” portfolio that is characterized as non-diversified for purposes of the Investment Company Act of 1940 and typically will be less diversified than many ETFs or mutual funds. Many ETFs are niche, specialty, or sector-focused, whereas the Fund can go wherever the Adviser sees the best opportunities, and is not constrained to a certain market cap, style, or sector. The Adviser believes that the Fund can be a core holding for investors with long time horizons seeking capital appreciation. However, the Fund’s performance will most likely be more volatile than the S&P 500 Total Return Index given the level of its diversification relative to the Index.